STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Income:
Royalty income	$ 398,427	$ 31,296	$ 0
Operating Expenses:
Professional fees	30,687	16,164	15,378
Office and sundry	632	862	1,604
Consulting fees	140,806	1,356	0
Transfer agent fees	552	2,636	2,263
Accretion expense	16,308	15,687	12,669
License fee	0	59,828	0
Oil & gas properties expense	22,263	11,088	38,069
Total operating expenses	211,248	107,621	69,983
Other income (expense):
Interest income	1,799	509	952
Other income	143,950	0	0
Amortization of debt discount	(51,000)	(21,000)	0
Interest expense	(2,903)	(3,907)	(240)
Loss on issuance of convertible note	0	(55,049)	0
Gain on disposal of properties	0	0	29,437
Foreign exchange gain (loss)	3,380	(2,918)	(7,812)
Change in fair value of derivative liability	195,252	(59,773)	24,687
Total other income (expense)	290,478	(142,138)	47,024
Net income (loss)	477,657	(218,463)	(22,959)
Other comprehensive income (loss)
Foreign currency translation adjustment	2,353	(245)	(738)
Comprehensive income (loss)	$ 480,010	$ (218,708)	$ (23,697)
Earnings per common share (Note 3)
Basic	$ 0.02	$ (0.01)	$ (0.00)
Diluted	$ 0.02	$ (0.01)	$ (0.00)
Weighted average number of shares outstanding:
Basic	20,085,119	20,085,119	20,085,119
Diluted	20,085,119	20,085,119	20,085,119